Expense Example - YieldMax® U.S. Stocks Target Double Distribution ETF [Member]	Nov. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	$ 322